Related party transactions	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Related party transactions
33.	Related party transactions
Parties are considered to be related if one party has the ability, directly or indirectly, to control or exercise significant influence over the other party. Parties are also considered to be related if they are subject to common control. Members of key management of the Group and their close family members are also considered as related parties.

Names of related parties	Nature of relationship
Mr. Sizhen Wang	A director of the Group
Mr. Weiwu He	A director of the Group
Vcanbio Gene Technology Corp., Ltd.	An investor of the Group
Edigene (Beijing) Inc.	A director of this entity is also a director of the Company
Juventas Cell Therapy Ltd.	Certain directors of this entity are also directors of the Group
TCRCure Biopharma (Beijing) Ltd.	Certain directors of this entity are also directors of the Group
TCRCure Biopharma (Chongqing) Ltd.	Certain directors of this entity are also directors of the Group
FHP Holdings Ltd.	An entity controlled by a director of the Company
In addition to other related party transactions and balances disclosed elsewhere in these financial statements, the following is a summary of significant transactions and balances with related parties during the reported periods and at each year-ends.

(a)	Interests in subsidiaries of the Company are set out in Note 1.2.

(b)	Significant transactions with related parties
(i)	Provision of services

	Year ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Edigene (Beijing) Inc.	97	1,071	623
Vcanbio Gene Technology Corp., Ltd.	1,236	—	—
TCRCure Biopharma (Beijing) Ltd.	—	588	—
TCRCure Biopharma (Chongqing) Ltd.	—	—	898

	1,333	1,659	1,521

(ii)	Loans to/from related parties

	Year ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Loans to Mr. Sizhen Wang:
- Loans advanced	43,550	5,000	—
- Loans repaid	(41,000)	(10,525)	—
- Interest charged	749	243	—
- Interest paid	—	(992)	—

Loans to Mr. Sizhen Wang were unsecured, interest-bearing at
0%-4.35%
per annum and repaid in 2019.

	Year ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Loans from Juventas Cell Therapy Ltd.:
- Loans advanced	—	35,000	—
- Loans repaid	—	(35,000)	—
- Interest charged	—	1,192	—
- Interest paid	—	(1,192)	—

Loans from Juventas Cell Therapy Ltd. were guaranteed by Mr. Sizhen Wang, interest-bearing at 12% per annum and repaid in 2019.

(c)	Balances with related parties
(i)	Trade receivables

	As at December 31,
	2019	2020
	RMB’000	RMB’000
Edigene (Beijing) Inc.	456	214
TCRCure Biopharma (Beijing) Ltd.	608	—

	1,064	214

(ii)	Other payables

	As at December 31,
	2019	2020
	RMB’000	RMB’000
FHP Holdings Ltd.	34	24

(d)	Key management compensation
Key management includes directors, supervisors and senior management personnel. The compensations paid or payable to key management for employee services are shown below:

	Year ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Salaries and other short-term employee benefits	5,250	5,034	8,112
Contributions to pension plans	50	125	107
Share-based compensation expenses	19,952	17,454	15,679

	25,252	22,613	23,898